Annual Operating Expenses - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend Income Fund - Fidelity Freedom Blend Income Fund - Premier Class
	May 30, 2023
Operating Expenses:
Management fee	0.19%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.19%	[1]

[1]	A Adjusted to reflect current fees.